SHAREHOLDERS EQUITY - Schedule of dividend payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS’ EQUITY
Owners of the Company	R$ 1,176,032	R$ 6,312,140	R$ 859,482
Constitution of the legal reserve – 5%	(58,802)
Calculation basis for distribution of dividends	1,117,230
Mandatory minimum dividends – 25%	(279,308)
Statutory reserve	837,922
Movement of dividends payable
Beginning balance	799,634	1,413,222
Dividends for the current year	1,237,779	2,031,301
Dividends paid/offset	(1,145,407)	(2,644,889)
Ending balance	R$ 892,006	R$ 799,634	R$ 1,413,222